Income Taxes - Schedule of Deferred Income Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 124,591	$ 72,785
Research and development credits	22,995	13,499
Accruals and reserves	518	493
Property and equipment	1,362	811
Stock-based compensation	4,651	649
Goodwill	3,819	0
Deferred Tax Assets, Other	355	0
Total deferred tax assets	158,291	88,237
Valuation allowance	(141,618)	(88,237)
Net deferred tax assets	16,673	0
Deferred tax liabilities
Contractual agreement	(16,673)	0
Total deferred tax liabilities	(16,673)	0
Net deferred tax assets	$ 0	$ 0